Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [abstract]
Income taxes

24.Income taxes

The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Current income tax expense	$69	$30
Deferred income tax recovery	(1,679)	(1,032)
Income tax recovery	$(1,610)	$(1,002)

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Loss before income taxes	$(162,186)	$(31,068)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(42,979)	(8,233)
Mexican mining royalty	29	(587)
Impact of foreign tax rates	1,415	(230)
Non-deductible expenses	4,329	2,610
Losses not recognized	35,596	5,438
Income tax recovery	$(1,610)	$(1,002)

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The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2021	2020

Alternative minimum tax credits	$-	$-
Provisions and reserves	-	-
Net operating losses	-	6,792
Total deferred tax assets	-	6,792
Property, plant and equipment	-	(6,792)
Net deferred tax assets	$-	$-

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2021	2020

Property, plant and equipment	$1,321	$850
Other	-	-
Total deferred tax liabilities	1,321	850
Provisions and reserves	(833)	(391)
Net deferred tax liabilities	$488	$459

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2021	2020

Property, plant and equipment	$19,776	$18,360
Mexican tax losses (expiring in 2023 - 2031)	36,349	37,897
Canadian tax losses (expiring in 2034 - 2041)	29,183	23,999
U.S. tax losses (expiring in 2025 - 2037)	31,957	31,956
U.S. tax losses (no expiry)	158,942	21,953
Provisions and other	78,254	49,959
Deferred Mexican mining royalty	488	459
	$354,949	$184,583